Share Based Payments	12 Months Ended
Dec. 31, 2024
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

Note 20 – SHARE BASED PAYMENTS

The Corporation’s 2024 Equity Incentive Plan was formally adopted on February 22, 2024, with the objectives of fostering long-term corporate success, attracting and retaining high-caliber personnel, and aligning the interests of employees with those of the shareholders. The Plan encompasses a variety of equity grant options. In April 2024, under this scheme, a total of 3,000,000 Class A Ordinary Shares were granted to 11 employees and vested immediately and the exercise price was $0.5911 per share on May 1, 2024. The expense recognized for share-based compensation for the year ended December 31, 2024, amounted to $1,773,300.